Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets
Goodwill and Intangible Assets
7.	Goodwill and Intangible Assets

				Sub-total
				intangibles
		Customer	Other	with finite
Cost	Goodwill	relationships	Intangibles	lives	Total
Balance September 30, 2020	$3,895	$11,766	$6,369	$18,135	$22,030
Acquisitions	8,561	9,129	1,740	10,869	19,430
Disposals	—	(205)	—	(205)	(205)
Balance September 30, 2021	$12,456	$20,690	$8,109	$28,799	$41,255
Acquisitions	15,752	14,210	2,390	16,600	32,352
Disposals	—	(2)	—	(2)	(2)
Balance September 30, 2022	$28,208	$34,898	$10,499	$45,397	$73,605

				Sub-total
				intangibles
		Customer	Other	with finite
Accumulation amortization	Goodwill	relationships	Intangibles	lives	Total
Balance September 30, 2020	$—	$7,200	$5,356	$12,556	$12,556
Amortization	—	1,272	302	1,574	1,574
Disposals	—	(205)	—	(205)	(205)
Balance September 30, 2021	$—	$8,267	$5,658	$13,925	$13,925
Amortization	—	2,080	507	2,587	2,587
Disposals	—	(2)	—	(2)	(2)
Balance September 30, 2022	$—	$10,345	$6,165	$16,510	$16,510

				Sub-total
				intangibles
		Customer	Other	with finite
Net carrying amount	Goodwill	relationships	Intangibles	lives	Total
Balance September 30, 2020	$3,895	$4,566	$1,013	$5,579	$9,474
Balance September 30, 2021	12,456	12,423	2,451	14,874	27,330
Balance September 30, 2022	$28,208	$24,553	$4,334	$28,887	$57,095

Goodwill Continuity

Balance, September 30, 2020	$3,895
Acquisition through business combination:
Sleepwell	4,641
Mayhugh	1,587
Med Supply	766
Care Plus	482
Oxygen Plus	327
Medical West	758
Balance, September 30, 2021	$12,456
Acquisition through business combination:
Medical West	37
Thrift	802
Heckman	965
Southeastern Bio	225
At Home	7,868
Good Night Medical	3,277
Access	1,223
NorCal	948
Hometown	407
Balance, September 30, 2022	$28,208